SENIOR SECURED CONVERTIBLE NOTES - Narrative (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jun. 14, 2022	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Jun. 30, 2022
Debt Instrument [Line Items]
Proceeds from convertible notes		$ 7,000,000	$ 7,000,000	$ 0
Notes payable			2,814,000	0	$ 4,308,000	$ 9,151,000
Interest expense			$ 949,000	0
Adjustment
Debt Instrument [Line Items]
Notes payable	$ (692,000)				(692,000)	(692,000)
As reported
Debt Instrument [Line Items]
Notes payable					$ 5,000,000	$ 9,843,000
Secured Convertible Notes
Debt Instrument [Line Items]
Conversion price per share (in dollars per shares)	$ 12
Volume-weighted average price	93.00%
Warrants outstanding (in shares)			586,890
Warrants and rights outstanding	$ 147,000		$ 839,000
Maturity term	5 years
Secured Convertible Notes | Measurement Input, Share Price
Debt Instrument [Line Items]
Convertible warrants, measurement input	4.28
Secured Convertible Notes | Measurement Input, Conversion Price
Debt Instrument [Line Items]
Convertible warrants, measurement input	12
Secured Convertible Notes | Measurement Input, Risk Free Interest Rate
Debt Instrument [Line Items]
Convertible warrants, measurement input	0.0361
Secured Convertible Notes | Measurement Input, Price Volatility
Debt Instrument [Line Items]
Convertible warrants, measurement input	0.65
Convertible Notes Payable
Debt Instrument [Line Items]
Proceeds from convertible notes	$ 10,000,000
Senior Secured Original Issue Discount Convertible Note | Convertible Notes Payable
Debt Instrument [Line Items]
Discount issued on convertible notes			1,500,000
Notes payable			8,300,000
Carrying value			9,800,000
Interest expense			$ 356,000	$ 0
Tranche One | Convertible Notes Payable
Debt Instrument [Line Items]
Aggregate principal amount	11,000,000
Discount issued on convertible notes	$ 1,000,000
Interest rate	6.00%
Interest payment grace period	6 months